Revenue (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sale of goods		$ 329,584,136	$ 318,243,539
Other operating revenue		11,444,131	10,845,497
Revenue	$ 307,634,389	$ 341,028,267	$ 329,089,036